Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Goosehead Insurance, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38466
Entity Tax Identification Number	82-3886022
Entity Address, Address Line One	1500 Solana Boulevard
Entity Address, Address Line Two	Ste. 4500
Entity Address, City or Town	Westlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	214
Local Phone Number	838-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $.01 per share
Trading Symbol	GSHD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001726978